Non-controlling interest - Summarized income statement - (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	$ 246,888	[1]	$ 229,038	[2]
Income before income tax	49,977		21,945
Income tax expense	(22,586)		(12,528)
Total income	27,391		9,417
Total income attributable to non-controlling interests	3,972		4,986
Corona
Disclosure of subsidiaries [line items]
Revenue	146,941		155,983
Income before income tax	39,809		41,796
Income tax expense	(17,934)		(14,338)
Total income	21,875		27,458
Total income attributable to non-controlling interests	$ 3,972		$ 4,986

[1]	Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi
[2]	Includes provisional pricing adjustments of: $216 for Bolivar